Trade and Other Payables - Schedule of Trade Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Accounts Payable [Abstract]
Trade accounts payable	$ 4,469	$ 4,889
Accruals for invoices to be received	3,532	3,922
Total trade accounts payable	$ 8,001	$ 8,811